SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Other Accounting Policy Disclosures (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Accounting Policies [Line Items]
Fiscal year period	P52W	P52W	P52W
Provision for bad debts	$ (103)	$ 1,248	$ 1,351
Normal trade payment terms	30 days
Percentage of stand-alone sales in established VSOE acceptable range	80.00%
VSOE variance of median sales price	15.00%
Research and development expense	$ 3,356	$ 4,530	$ 4,867
Minimum
Accounting Policies [Line Items]
Fiscal year period	P52W
Deferred revenue recognition, straight-line basis, range	1 year
Maximum
Accounting Policies [Line Items]
Fiscal year period	P53W
Deferred revenue recognition, straight-line basis, range	5 years